Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Structured receivable program	$5,207,241	$4,043,007	$3,720,442
Multi-family residential loans and other	934,191	1,007,232	1,041,076
	6,141,432	5,050,239	4,761,518

Allowance for credit losses	(8,114)	(7,279)	(6,037)
Accrued interest	28,224	23,418	22,835

Total credit assets, net of allowance for credit losses	$6,161,542	$5,066,378	$4,778,316

Disclosure of loans by lending asset category [text block]
	As at July 31, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$5,177,081	$23,559	$6,601	$5,207,241
ECL allowance	2,868	14	3,799	6,681
EL %	0.06%	0.06%	57.55%	0.13%
Multi-family residential loans and other	$677,944	$248,148	$8,099	$934,191
ECL allowance	1,143	290	-	1,433
EL %	0.17%	0.12%	0.00%	0.15%
Total credit assets	$5,855,025	$271,707	$14,700	$6,141,432
Total ECL allowance	4,011	304	3,799	8,114
Total EL %	0.07%	0.11%	25.84%	0.13%
	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside
Allowance for expected credit losses	$8,114	$7,553	$8,019	$8,875
Provision (recovery) from reported ECL		(561)	(95)	761
Variance from reported ECL (%)		(7%)	(1%)	9%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,243	$64	$3,392	$6,699
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(375)	(50)	407	(18)
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(375)	(50)	407	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,868	$14	$3,799	$6,681

Multi-family residential loans and other
Balance at beginning of period	$1,361	$281	$1	$1,643
Transfer in (out) to Stage 1	(59)	59	-	-
Transfer in (out) to Stage 2	21	(21)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(213)	(68)	(1)	(282)
Credit asset originations	74	51	-	125
Derecognitions and maturities	(43)	(12)	-	(55)
Provision for (recovery of) credit losses	(220)	9	(1)	(212)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Foreign currency impact	2	-	-	2
Balance at end of period	$1,143	$290	$-	$1,433

Total balance at end of period	$4,011	$304	$3,799	$8,114
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$2,360	$611	$29	$3,000
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	336	(529)	1,174	981
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	336	(529)	1,174	981
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$1,400	$557	$1	$1,958
Transfer in (out) to Stage 1	(236)	236	-	-
Transfer in (out) to Stage 2	234	(234)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	15	435	-	450
Credit asset originations	501	-	-	501
Derecognitions and maturities	(77)	(675)	-	(752)
Provision for (recovery of) credit losses	438	(238)	-	200
Write-offs	(102)	-	-	(102)
Recoveries	-	-	-	-
Foreign currency impact	4	(3)	-	1
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(319)	(58)	1,627	1,250
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(319)	(58)	1,627	1,250
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,868	$14	$3,799	$6,681

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(206)	206	-	-
Transfer in (out) to Stage 2	165	(165)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	(419)	(35)	(1)	(455)
Credit asset originations	278	126	-	404
Derecognitions and maturities	(107)	(193)	-	(300)
Provision for (recovery of) credit losses	(288)	(62)	(2)	(351)
Write-offs	(56)	-	-	(56)
Recoveries	-	-	-	-
Foreign currency impact	(6)	(2)	-	(8)
Balance at end of period	$1,143	$290	$-	$1,433

Total balance at end of period	$4,011	$304	$3,799	$8,114
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,913	82	1,203	3,198
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,913	82	1,203	3,198
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(633)	633	-	-
Transfer in (out) to Stage 2	380	(380)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(322)	530	(43)	165
Credit asset originations	541	(29)	-	512
Derecognitions and maturities	(91)	(691)	-	(782)
Provision for (recovery of) credit losses	(124)	20	-	(104)
Write-offs	(361)	-	-	(361)
Recoveries	-	-	-	-
Foreign currency impact	12	(10)	-	2
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037